Significant events after the balance sheet date	12 Months Ended
Dec. 31, 2018
Significant events after the balance sheet date
Significant events after the balance sheet date

Note 27 - Significant events after the balance sheet date

There have been no significant events between December 31, 2018 and the date of approval of these financial statements that would require a change to or additional disclosure in the consolidated financial statements.